Note 15 - Shareholders' Equity - Share Repurchases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Shares repurchased (in shares)	272	5,701	14,225
Cost	$ 1,557	$ 18,122	$ 40,150